Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Summary of Segment Information

Year ended December 31, 2018 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,686	4,422	42	6,150
Purchased power	—	2,899	—	2,899
Operation, maintenance and administration	409	602	94	1,105
Depreciation and amortization	435	395	7	837
Income (loss) before financing charges and income taxes	842	526	(59)	1,309

Capital investments	985	577	13	1,575

Year ended December 31, 2017 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,578	4,366	46	5,990
Purchased power	—	2,875	—	2,875
Operation, maintenance and administration	375	593	98	1,066
Depreciation and amortization	420	390	7	817
Income (loss) before financing charges and income taxes	783	508	(59)	1,232

Capital investments	968	588	11	1,567
Total Assets by Segment:

December 31 (millions of dollars)	2018	2017
Transmission	13,973	13,608
Distribution	9,325	9,259
Other	2,359	2,834
Total assets	25,657	25,701
Total Goodwill by Segment:

December 31 (millions of dollars)	2018	2017
Transmission	157	157
Distribution	168	168
Total goodwill	325	325